RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Details) - EBP, NGSP - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 500,177	$ 487,644
Less amounts allocated to withdrawing participants	(35)	(75)
Net assets available for benefits per Form 5500	500,142	487,569
Benefits paid to participants per the financial statements	53,831
Add amounts allocated to withdrawing participants at December 31, 2025	35	$ 75
Less amounts allocated to withdrawing participants at December 31, 2024	(75)
Benefits paid to participants per Form 5500	$ 53,791